Related Parties - Summary of Interest Income from Related Parties and Interest Expense to Related Parties (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2020 TRY (₺)
Disclosure of transactions between related parties [line items]
Interest income from related parties	₺ 95,720
Interest expense to related parties	4,275
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Interest income from related parties	33,838
Interest expense to related parties	1,736
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	32,762
Interest expense to related parties	1,968
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Interest income from related parties	27,509
Ziraat Yatirim Menkul Degerler A.S.
Disclosure of transactions between related parties [line items]
Interest expense to related parties	506
Other
Disclosure of transactions between related parties [line items]
Interest income from related parties	1,611
Interest expense to related parties	₺ 65